Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 943	$ 972
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	785	832
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	125	91
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	23	44
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	10	5
Accumulated impairment [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(11)	(6)
Accumulated impairment [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(6)	(1)
Accumulated impairment [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (5)	$ (5)